Note 3 - Revenue from Contracts with Customers - Deferred Costs of Revenue Balances Included in Prepaid Expenses (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance, deferred costs of revenue	$ 48,222	$ 101,656	$ 154,218	$ 154,218	$ 89,068
Deferred costs added	(48,222)	(53,434)	2,800
Deferred costs expensed			(55,362)	(220,647)	(180,266)
Balance, deferred costs of revenue	$ 0	$ 48,222	$ 101,656	$ 156,719	$ 154,218